UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22066

Cornerstone Progressive Return Fund

(Exact name of registrant as specified in charter)

200A Executive Drive, Edgewood, New York	11717
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC, 200A Executive Drive, Edgewood, New York 11717

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 668-6558

Date of fiscal year end:	December 31, 2013

Date of reporting period:	June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Cornerstone Progressive
Return Fund

Semi-Annual Report
June 30, 2013
(Unaudited)

CONTENTS

Portfolio Summary	1

Schedule of Investments	2

Statement of Assets and Liabilities	7

Statement of Operations	8

Statement of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	11

Results of Annual Meeting of Shareholders	16

Investment Management Agreement Approval Disclosure	17

Description of Dividend Reinvestment Plan	18

Proxy Voting and Portfolio Holdings Information	20

Privacy Policy Notice	21

Summary of General Information	24

Shareholder Information	24

Cornerstone Progressive Return Fund
Portfolio Summary – as of June 30, 2013 (unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Closed-End Funds	90.3
Information Technology	1.8
Financials	1.4
Industrials	0.9
Consumer Discretionary	0.9
Health Care	0.9
Consumer Staples	0.8
Energy	0.7
Telecommunication Services	0.4
Utilities	0.2
Materials	0.2
Commodity Pool	0.2
Other	1.3

TOP TEN HOLDINGS, BY ISSUER

	Holding	Sector	Percent of Net Assets
1.	Alpine Total Dynamic Dividend Fund	Closed-End Funds	5.6
2.	BlackRock Global Opportunities Equity Trust	Closed-End Funds	5.5
3.	India Fund, Inc. (The)	Closed-End Funds	4.7
4.	BlackRock International Growth and Income Trust	Closed-End Funds	4.5
5.	Reaves Utility Income Fund	Closed-End Funds	4.3
6.	China Fund, Inc. (The)	Closed-End Funds	3.2
7.	BlackRock Energy and Resources Trust	Closed-End Funds	3.1
8.	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	Closed-End Funds	2.4
9.	Zweig Total Return Fund, Inc. (The)	Closed-End Funds	2.3
10.	Morgan Stanley India Investment Fund, Inc.	Closed-End Funds	2.1

Cornerstone Progressive Return Fund
Schedule of Investments – June 30, 2013 (unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES — 98.68%
CLOSED-END FUNDS — 90.31%
CONVERTIBLE SECURITIES — 1.42%
AllianzGI Equity & Convertible Income Fund	54,135	$992,295
Putnam High Income Securities Fund	70,826	559,525
		1,551,820
CORE — 4.99%
Adams Express Company (The)	131,007	1,568,154
Advent/Claymore Enhanced Growth & Income Fund	51,337	502,076
Cohen & Steers Dividend Majors Fund, Inc.	15,206	217,598
First Trust Active Dividend Income Fund	6,800	55,352
General American Investors Company, Inc.	47,342	1,512,103
Guggenheim Equal Weight Enhanced Equity Income Fund	26,224	477,015
Liberty All-Star Equity Fund	200	1,040
Tri-Continental Corporation	44,367	795,057
Zweig Fund, Inc. (The)	25,294	324,269
		5,452,664
CORPORATE DEBT INVESTMENT GRADE-LEVERAGED — 1.42%
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	125,826	1,491,038
Western Asset/Claymore Inflation-Linked Securities & Income Fund	4,798	57,384
		1,548,422

Description	No. of Shares	Value
CORPORATE DEBT INVESTMENT GRADE-RATED — 1.94%
BlackRock Credit Allocation Income Trust	12,613	$163,717
Cutwater Select Income Fund	16,222	297,842
Federated Enhanced Treasury Income Fund	44,093	573,650
Invesco Van Kampen Bond Fund	4,321	79,204
Morgan Stanley Income Securities Inc.	28,546	486,138
Transamerica Income Shares, Inc.	15,889	327,631
Western Asset Income Fund	14,383	185,109
		2,113,291
DEVELOPED MARKET — 2.12%
Aberdeen Israel Fund, Inc.	8,293	119,502
Morgan Stanley Asia-Pacific Fund, Inc.	8,253	129,407
New Germany Fund, Inc. (The)	15,900	279,522
New Ireland Fund, Inc. (The) *	26,313	272,340
Singapore Fund, Inc. (The)	31,596	408,536
Swiss Helvetia Fund, Inc. (The)	89,563	1,103,416
		2,312,723
EMERGING MARKETS — 8.72%
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.	3,094	61,571
Central Europe and Russia Fund, Inc. (The)	7,080	211,126
India Fund, Inc. (The)	265,120	5,082,350
Latin American Discovery Fund, Inc. (The)	4,192	56,131
Morgan Stanley Eastern Europe Fund, Inc.	4,900	79,233

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund
Schedule of Investments – June 30, 2013 (unaudited) (continued)

Description	No. of Shares	Value
EMERGING MARKETS (continued)
Morgan Stanley India Investment Fund, Inc. *	147,857	$2,278,476
Templeton Dragon Fund, Inc.	24,184	607,018
Templeton Russia and East European Fund, Inc.	34,665	475,257
Turkish Investment Fund, Inc. (The)	41,709	662,756
		9,513,918
EMERGING MARKETS DEBT — 2.44%
Morgan Stanley Emerging Markets Debt Fund, Inc.	716	10,267
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	183,857	2,654,895
		2,665,162
FLEXIBLE INCOME — 1.66%
Putnam Master Intermediate Income Trust	126,927	632,096
Putnam Premier Income Trust	221,136	1,183,078
		1,815,174
GENERAL & INSURED LEVERAGED — 10.82%
Eaton Vance Municipal Bond Fund II	6,229	71,011
Eaton Vance National Municipal Opportunities Trust	20,775	410,098
Invesco Quality Municipal Income Trust	105,051	1,273,218
Invesco Value Municipal Income Trust	0	7
MFS Investment Grade Municipal Trust	34,606	323,566
Nuveen AMT-Free Municipal Income Fund	52,876	681,043

Description	No. of Shares	Value
GENERAL & INSURED LEVERAGED (continued)
Nuveen Dividend Advantage Municipal Fund 2	102,551	$1,430,586
Nuveen Dividend Advantage Municipal Fund 3	150,153	1,989,527
Nuveen Dividend Advantage Municipal Income Fund	44,915	599,615
Nuveen Municipal Advantage Fund, Inc.	48,992	657,473
Nuveen Municipal Market Opportunity Fund, Inc.	56,299	733,576
Nuveen Performance Plus Municipal Fund, Inc.	3,800	54,682
Nuveen Quality Income Municipal Fund, Inc.	103,428	1,397,312
Nuveen Select Quality Municipal Fund, Inc.	120,350	1,636,760
Putnam Municipal Opportunities Trust	30,393	349,823
Invesco Municipal Trust	16,200	204,768
		11,813,065
GENERAL BOND — 0.68%
Nuveen Build America Bond Opportunity Fund	37,361	747,220

GLOBAL — 10.38%
Alpine Global Dynamic Dividend Fund	427,311	1,965,631
Alpine Total Dynamic Dividend Fund	1,552,864	6,071,698
BlackRock S&P Quality Rankings Global Equity Managed Trust	2,409	30,113
Calamos Global Dynamic Income Fund	3,721	31,033
Clough Global Allocation Fund	36,100	547,637

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund
Schedule of Investments – June 30, 2013 (unaudited) (continued)

Description	No. of Shares	Value
GLOBAL (continued)
Delaware Enhanced Global Dividend and Income Fund	133,111	$1,548,081
Gabelli Global Utility & Income Trust (The)	9,950	186,960
GDL Fund (The)	10,268	116,953
Nuveen Global Value Opportunities Fund	34,862	450,068
Virtus Total Return Fund	99,974	386,899
		11,335,073
GLOBAL INCOME — 1.78%
Aberdeen Asia-Pacific Income Fund, Inc.	13,352	82,782
Nuveen Multi-Currency Short-Term Government Income Fund	165,472	1,854,941
		1,937,723
HIGH CURRENT YIELD (LEVERAGED) — 3.43%
BlackRock Corporate High Yield Fund V, Inc.	122,161	1,494,029
DWS High Income Opportunities Fund, Inc.	69,416	1,000,285
First Trust Strategic High Income Fund II	18,632	293,454
Franklin Universal Trust	4,570	31,213
Neuberger Berman High Yield Strategies Fund Inc.	72,279	926,617
		3,745,598
HIGH YIELD — 0.83%
First Trust High Income Long/Short Fund	51,689	907,659

HIGH YIELD MUNICIPAL DEBT — 0.03%
Invesco Municipal Income Opportunities Trust	407	2,686
Western Asset Municipal High Income Fund Inc.	3,972	28,479
		31,165

Description	No. of Shares	Value
INCOME & PREFERRED STOCK — 4.08%
John Hancock Premium Dividend Fund	98,487	$1,305,938
Nuveen Quality Preferred Income Fund 3	75,646	636,939
Zweig Total Return Fund, Inc. (The)	195,238	2,510,761
		4,453,638
OPTION ARBITRAGE/OPTIONS STRATEGIES — 13.06%
AllianzGI International & Premium Strategy Fund	88,650	834,196
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	51,000	859,350
BlackRock Enhanced Capital & Income Fund, Inc.	62,875	793,483
BlackRock Enhanced Equity Dividend Trust	53,016	403,452
BlackRock Global Opportunities Equity Trust	445,571	6,015,209
BlackRock International Growth and Income Trust	663,007	4,886,362
ING Asia Pacific High Dividend Equity Income Fund	4,280	58,251
ING Global Equity Dividend and Premium Opportunity Fund	43,529	407,867
		14,258,170
PACIFIC EX JAPAN — 6.07%
Aberdeen Indonesia Fund, Inc.	9,110	107,862
Asia Pacific Fund, Inc. (The) *	22,580	228,058
Asia Tigers Fund, Inc. (The)	1,000	11,460
China Fund, Inc. (The)	173,827	3,473,063

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund
Schedule of Investments – June 30, 2013 (unaudited) (continued)

Description	No. of Shares	Value
PACIFIC EX JAPAN (continued)
Greater China Fund, Inc. (The)	81,449	$892,681
JF China Region Fund, Inc.	400	5,272
Korea Equity Fund, Inc.	600	4,692
Taiwan Fund, Inc. *	31,450	511,063
Thai Fund, Inc. (The)	64,484	1,392,854
		6,627,005
REAL ESTATE — 1.44%
Cohen & Steers Preferred Securities and Income Fund, Inc.	60,407	1,043,833
Neuberger Berman Real Estate Securities Income Fund Inc.	100,923	487,458
RMR Asia Pacific Real Estate Fund	2,101	42,334
		1,573,625
SECTOR EQUITY — 12.49%
BlackRock EcoSolutions Investment Trust	24,378	195,512
BlackRock Energy and Resources Trust	135,833	3,399,900
BlackRock Real Asset Equity Trust	203,927	1,772,126
BlackRock Resources & Commodities Strategy Trust	9,600	110,880
BlackRock Utility and Infrastructure Trust	28,513	516,370
Duff & Phelps Global Utility Income Fund Inc.	46,400	868,144
Gabelli Healthcare & WellnessRx Trust (The)	1,400	13,720
ING Risk Managed Natural Resources Fund	13,005	140,714
Petroleum & Resources Corporation	73,839	1,896,186

Description	No. of Shares	Value
SECTOR EQUITY (continued)
Reaves Utility Income Fund	185,265	$4,700,173
Wells Fargo Advantage Utilities and High Income Fund	1,800	21,294
		13,635,019
U.S. MORTGAGE — 0.51%
First Trust Mortgage Income Fund	34,806	552,371

TOTAL CLOSED-END FUNDS		98,590,505

COMMODITY POOL — 0.15%
Nuveen Diversified Commodity Fund	9,608	164,009

CONSUMER DISCRETIONARY — 0.89%
Comcast Corporation - Class A	3,358	140,633
DIRECTV *	4,000	246,480
Harley-Davidson, Inc.	2,000	109,640
Macy's, Inc.	2,000	96,000
Walt Disney Company (The)	6,000	378,900
		971,653
CONSUMER STAPLES — 0.78%
CVS Caremark Corporation	3,000	171,540
Walgreen Co.	2,000	88,400
Wal-Mart Stores, Inc.	8,000	595,920
		855,860
ENERGY — 0.74%
ConocoPhillips	8,000	484,000
Hess Corporation	2,000	132,980
Marathon Oil Corporation	2,000	69,160
Phillips 66	2,000	117,820
		803,960

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund
Schedule of Investments – June 30, 2013 (unaudited) (concluded)

Description	No. of Shares	Value
FINANCIALS — 1.44%
Allstate Corporation (The)	3,000	$144,360
Citigroup, Inc.	5,000	239,850
Discover Financial Services	2,000	95,280
JPMorgan Chase & Co.	8,000	422,320
Marsh & McLennan Companies, Inc.	2,000	79,840
MetLife, Inc.	3,000	137,280
Morgan Stanley	5,000	122,150
Wells Fargo & Company	8,000	330,160
		1,571,240
HEALTH CARE — 0.89%
Abbott Laboratories	3,000	104,640
AbbVie Inc.	3,000	124,020
Amgen Inc.	4,000	394,640
Johnson & Johnson	4,000	343,440
		966,740
INDUSTRIALS — 0.91%
3M Company	2,000	218,700
General Electric Company	20,000	463,800
Union Pacific Corporation	2,000	308,560
		991,060
INFORMATION TECHNOLOGY — 1.79%
Apple Inc.	3,000	1,188,240
Oracle Corporation	25,000	768,000
		1,956,240
MATERIALS — 0.18%
Monsanto Company	2,000	197,600

TELECOMMUNICATION SERVICES — 0.38%
AT&T, Inc.	6,000	212,400
Verizon Communications, Inc.	4,000	201,360
		413,760
UTILITIES — 0.22%
NextEra Energy, Inc.	3,000	244,440

Description	No. of Shares	Value
TOTAL EQUITY SECURITIES
(cost - $110,303,943)		$107,727,067

SHORT-TERM INVESTMENTS — 1.01%
MONEY MARKET FUNDS — 1.01%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^ (cost - $1,096,758)	1,096,758	1,096,758

TOTAL INVESTMENTS — 99.69%
(cost - $111,400,701)		108,823,825

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.31%		342,569

NET ASSETS — 100.00%		$109,166,394

*	Non-income producing security.

^	The rate shown is the 7-day effective yield as of June 30, 2013.

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund
Statement of Assets and Liabilities – June 30, 2013 (unaudited)

ASSETS
Investments, at value (cost – $111,400,701) (Notes B and C)	$108,823,825
Receivables:
Investments sold	549,707
Dividends	194,574
Prepaid expenses	26,569
Total Assets	109,594,675

LIABILITIES
Payables:
Investments purchased	264,797
Investment management fees (Note D)	91,745
Trustees’ fees and expenses	16,291
Administration fees (Note D)	6,539
Accounting fees (Note D)	7,487
Other accrued expenses	41,422
Total Liabilities	428,281

NET ASSETS (applicable to 25,273,045 common shares of beneficial interest	$109,166,394

NET ASSET VALUE PER SHARE ($109,166,394 ÷ 25,273,045)	$4.32

NET ASSETS CONSISTS OF
Paid-in capital	$124,456,186
Accumulated net realized loss on investments	(12,712,916)
Net unrealized depreciation in value of investments	(2,576,876)
Net assets applicable to shares outstanding	$109,166,394

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund
Statement of Operations – for the Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME
Income:
Dividends	$3,161,050

Expenses:
Investment management fees (Note D)	589,064
Legal and audit fees	101,852
Administration fees (Note D)	52,745
Trustees’ fees and expenses	30,346
Accounting fees (Note D)	23,092
Printing	21,961
Custodian fees	14,852
Transfer agent fees	7,429
Stock exchange listing fees	4,806
Insurance	1,861
Miscellaneous	6,936
Total Expenses	854,944
Net Investment Income	2,306,106

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from investments	4,897,322
Net change in unrealized depreciation in value of investments	(5,393,186)
Net realized and unrealized gain/(loss) on investments	(495,864)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,810,242

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund
Statement of Changes in Net Assets

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012

INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,306,106	$2,461,938
Net realized gain from investments	4,897,322	5,549,955
Net change in unrealized appreciation/(depreciation) in value of investments	(5,393,186)	7,677,296

Net increase in net assets resulting from operations	1,810,242	15,689,189

Dividends and distributions to shareholders (Note B):
Net investment income	(2,306,106)	(8,011,893)
Return-of-capital	(10,565,055)	(14,232,315)

Total dividends and distributions to shareholders	(12,871,161)	(22,244,208)

Transactions in common shares of beneficial interest:
Proceeds from rights offering of 0 and 8,817,593 shares of newly issued shares, respectively	—	44,793,372
Offering expenses associated with rights offering	—	(128,254)
Proceeds from 258,661 and 502,087 shares newly issued in reinvestment of dividends and distributions, respectively	1,206,166	2,476,417

Net increase in net assets from capital share transactions	1,206,166	47,141,535

Total increase/(decrease) in net assets	(9,854,753)	40,586,516

NET ASSETS
Beginning of period	119,021,147	78,434,631
End of period	$109,166,394	$119,021,147

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund
Financial Highlights

Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Six Months Ended June 30, 2012		For the Years Ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$4.76		$5.00	$5.90	$6.28	$7.16	$14.10
Net investment income #	0.04		0.12	0.12	0.13	0.16	0.16
Net realized and unrealized gain/(loss) on investments	0.03		0.62	(0.11)	1.03	1.42	(4.64)
Net increase/(decrease) in net assets resulting from operations	0.07		0.74	0.01	1.16	1.58	(4.48)

Dividends and distributions to shareholders:
Net investment income	(0.09)		(0.40)	(0.61)	(1.14)	(0.16)	(0.16)
Return-of-capital	(0.42)		(0.70)	(0.63)	(0.40)	(2.30)	(2.30)
Total dividends and distributions to shareholders	(0.51)		(1.10)	(1.24)	(1.54)	(2.46)	(2.46)

Transactions in common shares of beneficial interest:
Anti-dilutive effect due to shares issued:
Rights offering	—		0.12	0.31	—	—	—
Reinvestment of dividends and distributions	0.00	+	0.00 +	0.02	0.00 +	—	—
Total transactions in common shares of beneficial interest	0.00	+	0.12	0.33	—	—	—

Net asset value, end of period	$4.32		$4.76	$5.00	$5.90	$6.28	$7.16
Market value, end of period	$5.79		$5.01	$6.04	$7.46	$8.90	$7.10
Total investment return (a)	28.86	%(b)	3.24%	(2.12)%	4.73%	65.40%	(47.53)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$109,166		$119,021	$78,435	$55,277	$58,738	$66,811
Ratio of expenses to average net assets, net of fee waivers and fees paid indirectly, if any (c)	1.45	%(e)	1.25%	1.30%	1.47%	1.39%	1.25%
Ratio of expenses to average net assets, before fee waivers and fees paid indirectly, if any (c)	1.45	%(e)	1.34%	1.45%	1.61%	1.54%	1.32%
Ratio of net investment income to average net assets (d)	3.91	%(e)	2.44%	2.20%	2.20%	2.54%	1.48%
Portfolio turnover rate	57.15	%(b)	97.29%	112.69%	117.45%	115.99%	20.19%

#	Based on average shares outstanding.

+	Amount rounds to less than $0.01.

(a)
Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

(b)	Not annualized.

(c)	Expenses do not include expenses of investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund may be affected by the timing of the declaration of dividends, if any, by investment companies in which the Fund invests.

(e)	Annualized.

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund
Notes to Financial Statements (unaudited)

NOTE A. ORGANIZATION

Cornerstone Progressive Return Fund (the “Fund”) was organized as a Delaware statutory trust on April 26, 2007 and commenced investment operations on September 10, 2007. Prior to such date it had no operations other than the sale and issuance of 6,668 shares at an aggregate purchase price of $100,020 on July 20, 2007. Its investment objective is to provide total return. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

Management Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements. See Note H for details on additional shares of beneficial interest issued upon the completion of the Fund’s rights offering.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Trustees shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Readily marketable securities traded in the over-the- counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the “Investment Manager” or “Cornerstone”) to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Trustees deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Trustees believes reflect most closely the value of such securities. At June 30, 2013, the Fund held no securities valued in good faith by the Board of Trustees.

The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the six months ended June 30, 2013, the Fund did not invest in derivative instruments or engage in hedging activities.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold

Cornerstone Progressive Return Fund
Notes to Financial Statements (unaudited) (continued)

is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

Risks Associated with Investments in Other Closed-end Funds: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2013, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2009 through 2012, and for the six months ended June 30, 2013. There was no material impact to the financial statements.

Distributions to Shareholders: The Fund seeks to make a level distribution to its shareholders each month pursuant to a distribution policy adopted by the Board of Trustees (“Distribution Policy”). To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s portfolio. The distribution rate may be modified by the Board of Trustees from time to time. If, for any monthly distribution, investment company taxable income, if any (which term includes net short-term capital gain), and net tax-exempt income, if any, is less than the amount of the distribution, the difference will generally be a tax-free return of capital distributed from the Fund’s assets. The Fund’s final distribution for each calendar year is expected to include any remaining investment company taxable income and net tax exempt income undistributed during the year, as well as all net capital gain realized during the year.

However, if they determine it is appropriate to do so, the Board of Trustees may elect to not distribute realized gains and to pay taxes incurred. In general, the total distributions made in any taxable year (other than distributions of net capital gain or return of capital) would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares.

The Distribution Policy described above would result in the payment of approximately the same amount or percentage to the Fund’s shareholders each month. These distributions will not be tied to the Fund’s investment income and capital gains and will not represent yield or investment return on the Fund’s portfolio. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources, other than net investment income. Thus, if the source of some or all of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or

Cornerstone Progressive Return Fund
Notes to Financial Statements (unaudited) (continued)

other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully, and should not assume that the source of any distribution from the Fund is net profit.

The Board of Trustees reserves the right to change the Distribution Policy from time to time.

Distribution Policy Risk: The Fund seeks to make monthly distributions to shareholders at a rate that may include periodic distributions of its net income and net capital gains (“Net Earnings”), or from return-of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the “Excess”), the Excess would decrease the Fund’s total assets and, as a result, would have the likely effect of increasing the Fund’s expense ratio. There is a risk that the total Net Earnings from the Fund’s portfolio would not be great enough to offset the amount of cash distributions paid to Fund shareholders. If this were to be the case, the Fund’s assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund’s investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices
Equity Investments	$107,727,067	$—
Short-Term Investments	1,096,758	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$108,823,825	$—

*	Other financial instruments include futures, forwards and swap contracts.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

Cornerstone Progressive Return Fund
Notes to Financial Statements (unaudited) (continued)

During the six months ended June 30, 2013, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2013.

It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is currently effective. The guidance requires retrospective application for all comparative periods presented. The Investment Manager has evaluated the impact ASU 2011-11 and believes that it does not have a material impact on the Fund’s financial statements and disclosures.

NOTE D. AGREEMENTS WITH AFFILIATES

At June 30, 2013 certain officers of the Fund are also officers of Cornerstone or AST Fund Solutions, LLC (“AFS”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the six months ended June 30, 2013, Cornerstone earned $589,064 for investment management services.

Administration Agreement

Through April 16, 2013, Ultimus Fund Solutions, LLC (“Ultimus”) served as the administrator. Under the terms of the Administration Agreement, Ultimus supplied executive, administrative and regulatory services for the Fund. Ultimus supervised the preparation of reports to shareholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Trustees. For these services, the Fund paid Ultimus a monthly fee at an annual rate of 0.100% of its average daily net assets up to $250 million and 0.075% of such assets in excess of $250 million, subject to an annual minimum fee of $50,000. For the period January 1 through April 16, 2013, Ultimus earned $34,450 as administrator.

Effective April 17, 2013, AFS serves as the administrator. Under the administration agreement, AFS supplies executive, administrative and regulatory services for the Fund. AFS supervises the preparation of reports to shareholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Trustees. For these services, the Fund pays AFS a monthly fee at an annual rate of 0.075% of its average daily net assets, subject to an annual minimum fee of $50,000. For the period April 17 through June 30, 2013, AFS earned $18,295 as administrator.

Fund Accounting Agreement

Under the terms of the Fund Accounting Agreement, Ultimus calculates the net asset value per share and maintains the financial books and records of the Fund. For the performance of these services, the Fund pays Ultimus a base fee of $2,500 per month plus an asset based fee of 0.010% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

Cornerstone Progressive Return Fund
Notes to Financial Statements (unaudited) (concluded)

NOTE E. INVESTMENT IN SECURITIES

For the six months ended June 30, 2013, purchases and sales of securities, other than short-term investments, were $65,924,013 and $70,950,552, respectively.

NOTE F. COMMON SHARES OF BENEFICIAL INTEREST

The Fund has unlimited common shares of beneficial interest authorized and has 25,273,045 shares issued and outstanding at June 30, 2013. As of that date, two individuals that control Cornerstone owned 6,210 shares related to the initial issuance of the seed capital shares of the Fund. Transactions in common shares of beneficial interest for the six months ended June 30, 2013 were as follows:

Shares at beginning of period	25,014,384
Shares newly issued in reinvestment of dividends and distributions	258,661
Shares at end of period	25,273,045

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations.

The tax character of dividends and distributions paid to shareholders during the year ended December 31, 2012 for the Fund was ordinary income of $8,011,893 and return-of-capital of $14,232,315.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year (“Post-October losses”). The Fund incurred no such loss during the year-ended December 31, 2012.

At December 31, 2012, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $17,521,122 which expires in 2017.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Therefore, there may be a greater likelihood that all or a portion of the Fund’s capital loss carryforward may expire without being utilized.

The following information is computed on a tax basis for each item as of June 30, 2013:

Cost of portfolio investments	$111,485,527
Gross unrealized appreciation	$2,996,988
Gross unrealized depreciation	(5,658,690)
Net unrealized depreciation	$(2,661,702)

NOTE H. SUBSEQUENT EVENTS

On July 30, 2013, the Fund issued 13.4 million shares of beneficial interest at a price of $4.86 at the completion of its one-for-three rights offering which expired on July 26, 2013. The net proceeds of $64,743,187 will be used by the Fund in accordance with the prospectus for the rights offering.

Results of Annual Meeting of Shareholders (unaudited)

On April 16, 2013, the Annual Meeting of Shareholders of the Fund was held and the following matters were voted upon based on 25,060,079 shares of common stock outstanding on the record date of February 19, 2013.

(1)	To approve the election of five trustees to hold office until the year 2014 Annual Meeting of Shareholders.

Name of Directors	For	Withhold	Broker Non-Votes
Ralph W. Bradshaw	19,729,266	863,917	197,554
Edwin Meese III	19,604,410	988,773	197,554
Scott B. Rogers	19,678,357	914,826	197,554
Andrew A. Strauss	19,724,798	868,385	197,554
Glenn W. Wilcox, Sr.	19,758,083	834,100	197,554

Investment Management Agreement Approval Disclosure (unaudited)

The Board of Trustees, including the Independent Trustees (the “Board”) of Cornerstone Progressive Return Fund (the “Fund”) considers the approval of the continuation of the Investment Management Agreement (the “Agreement”) between Cornerstone Advisors, Inc. (the “Investment Manager”) and the Fund on an annual basis. The most recent approval of the continuation of the Agreement occurred at an in person meeting of the Board held on February 8, 2013.

The Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on their review of the materials and information and discussions with management of the Investment Manager, the Board determined that the approval of the continuation of the Agreement was consistent with the best interests of the Fund and its shareholders, and would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager’s profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment companies advised by the Investment Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed-end investment companies.

In response to a questionnaire provided by Fund legal counsel to the Investment Manager in accordance with Section 15c of the Investment Company Act of 1940, the Investment Manager provided certain information to the independent members of the Board in advance of the meeting held on February 8, 2013. The materials provided by the Investment Manager described the services provided by the Investment Manager to the Fund and included an overview of the Investment Manager’s investment philosophy, management style and plan, including regarding the Investment Manager’s extensive knowledge and experience in the closed-end fund industry. The Board also discussed the experience and knowledge of the Investment Manager with respect to managing the Fund’s monthly distribution policy and the extent to which such policy contributes to the market’s positive valuation of the Fund.

The Board also reviewed and discussed a comparison of the Fund’s performance with comparable closed-end funds and a comparison of the Fund’s expense ratios and management fees with those of comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment companies advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager. The Board met in executive session to discuss the information provided and was advised by independent legal counsel with respect to its deliberations and its duties when considering the Agreement’s continuance. Based on its review of the information requested and provided, the Board determined that the management fees payable to the Investment Manager under the Agreement are fair and reasonable in light of the services to be provided, the performance of the Fund, the profitability of the Investment Manager’s relationship with the Fund, the comparability of the proposed fee to fees paid by closed-end funds in the Fund’s peer group, and the level of quality of investment management personnel. The Board determined that the Agreement is consistent with the best interests of the Fund and its shareholders, and enables the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote (including a separate vote of all the Independent Trustees present in person at the meeting) approved the continuance of the Agreement with respect to the Fund.

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Progressive Return Fund (the “Fund) operates a Dividend Reinvestment Plan (the “Plan”), sponsored and administered by American Stock Transfer & Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Shareholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund’s Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution, the Agent, on the shareholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE MKT or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than its market price (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered shareholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a shareholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the shareholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund’s Board of Trustees, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

Description of Dividend Reinvestment Plan (unaudited) (concluded)

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant’s account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participant’s account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll-free number (866) 668-6558.

Proxy Voting and Portfolio Holdings Information (unaudited)

The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•	without charge, upon request, by calling toll-free (866) 668-6558; and

•	on the website of the Securities and Exchange Commission, http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling toll-free (866) 668-6558, and on the SEC’s website at http://www.sec.gov (see Form N-PX).

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling toll-free 1-800-SEC-0330.

Privacy Policy Notice (unaudited)

FACTS	WHAT DOES CORNERSTONE PROGRESSIVE RETURN FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we, and our service providers, on our behalf, collect and share depend on the product or service you have with us. This information can include:
   •  Social Security number
   •  account balances
   •  account transactions
   •  transaction history
   •  wire transfer instructions
   •  checking account information
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund, and our service providers, on our behalf, choose to share; and whether you can limit this sharing.

Privacy Policy Notice (unaudited) (continued)

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

What we do
Who is providing this notice?	Cornerstone Progressive Return Fund (the “Fund”)
How does the Fund and the Fund’s service providers, on the Fund’s behalf protect my personal information?
To protect your personal information from unauthorized access and use, we and our service providers use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund and the Fund’s service providers, on the Fund’s behalf collect my personal information?
We collect your personal information, for example, when you:
   •  open an account
   •  provide account information
   •  give us your contact information
   •  make a wire transfer
We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Privacy Policy Notice (unaudited) (concluded)

Why can’t I limit all sharing?
Federal law gives you the right to limit only
   •  sharing for affiliates’ everyday business purposes – information about your creditworthiness
   •  affiliates from using your information to market to you
   •  sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cornerstone Advisors, Inc.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund does not jointly market.

Questions?	Call (866) 668-6558

Summary of General Information (unaudited)

Cornerstone Progressive Return Fund is a closed-end, diversified investment company whose shares trade on the NYSE MKT. Its investment objective is to provide total return. The Fund is managed by Cornerstone Advisors, Inc.

Shareholder Information (unaudited)

The Fund is listed on the NYSE MKT (symbol “CFP”). The previous week’s net asset value per share, market price, and related premium or discount are available on the Fund’s website at www.cornerstoneprogressivereturnfund.com.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Progressive Return Fund may from time to time purchase its shares in the open market.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by the independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

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Cornerstone Progressive Return Fund

ITEM 2.	CODE OF ETHICS.

Not required

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)            Not required

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not required

(b)	There has not been a change in any of the Portfolio Managers identified in response to this Item in the registrant's most recent annual report on Form N-CSR.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Progressive Return Fund

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	September 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	September 6, 2013

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer
(Principal Financial Officer)

Date	September 6, 2013

* Print the name and title of each signing officer under his or her signature.